Interest Expense And Interest Income (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Interest Expense and Interest Income [Line Items]
Interest expense, net	$ 10		$ 160	$ 66
Successor [Member]
Interest Expense and Interest Income [Line Items]
Cash interest expense	8		152	64
Amortization of loan costs	2		11	4
Cash interest income	0		(3)	(2)
Interest expense, net	$ 10		$ 160	$ 66
Predecessor [Member]
Interest Expense and Interest Income [Line Items]
Cash interest expense		$ 5
Amortization of loan costs		0
Cash interest income		0
Interest expense, net		$ 5